Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended		46 Months Ended	49 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Consolidated Statements Of Operations
Revenues earned during the development stage					$ 134,945	$ 134,945
Cost of Services					83,686	83,686
Gross Margin					51,259	51,259
Operating Expenses
Advertising and promotion					10,432	10,432
Depreciation expense	538	538	2,152	2,152	9,396	9,934
Insurance expense					12,046	12,046
Payroll expenses					11,478	11,478
Professional fees	12,648	1,000	30,659	5,265	66,985	79,633
Rent - storage			163	646	25,339	25,339
Rent - office					20,466	20,466
General and administrative	15	229	911	1,546	27,445	27,460
Total operating expenses	13,201	1,767	33,885	9,609	183,587	196,788
Loss from Operations	(13,201)	(1,767)	(33,885)	(9,609)	(132,328)	(145,529)
Other (Income) Expense
Interest expense	262	293	1,096	1,313	2,836	3,098
Other (income) expense, net	262	293	1,096	1,313	2,836	3,098
Loss before Income Taxes	(13,463)	(2,060)	(34,981)	(10,922)	(135,164)	(148,627)
Income Tax Provision
Net Loss	$ (13,463)	$ (2,060)	$ (34,981)	$ (10,922)	$ (135,164)	$ (148,627)
NET INCOME (LOSS) PER COMMON SHARE - BASIC AND DILUTED:	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average common shares outstanding - Basic and Diluted	196,900,000	196,900,000	196,900,000	196,900,000